INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $)	3 Months Ended		12 Months Ended		118 Months Ended	121 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
INCOME TAXES [Abstract]
Statutory tax rate			15.00%	20.00%
Expected provision (based on statutory rate)			$ (2,617,887)	$ (307,455)
Effect of:
Increase in valuation allowance			2,531,363	307,152
State minimum tax, net of federal benefit			0	0
Non-deductible expense			2,541	303
Temporary differences due to depreciation			0	0
Rate Change			83,973	0
Total actual provision					$ 800	$ 800